AMORTIZATION OF INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 739,625	$ 0	$ 2,218,875	$ 0	$ 739,625	$ 0
Weighted average useful life					9 years 5 months 4 days
Acquisition of intangible assets						$ 0